SEGMENT INFORMATION, Reporting Segment (Q3) (Details)	3 Months Ended			9 Months Ended				12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014		Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Sales from major customer, percentage	100.00%	100.00%		100.00%		100.00%		91.00%	75.00%
Customer A [Member] | Altrazeal [Member]
Revenue, Major Customer [Line Items]
Sales from major customer, percentage								80.00%	8.00%
Customer B [Member] | Altrazeal [Member]
Revenue, Major Customer [Line Items]
Sales from major customer, percentage								11.00%	67.00%
Revenue [Member]
Revenue, Major Customer [Line Items]
Sales from major customer, percentage								93.00%	76.00%
Revenue [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Sales from major customer, percentage	67.00%	95.00%		92.00%		91.00%
Revenue [Member] | Customer Concentration Risk [Member] | Customer A [Member] | Altrazeal [Member]
Revenue, Major Customer [Line Items]
Sales from major customer, percentage	10.00%	93.00%		89.00%		76.00%
Revenue [Member] | Customer Concentration Risk [Member] | Customer B [Member] | Altrazeal [Member]
Revenue, Major Customer [Line Items]
Sales from major customer, percentage	22.00%	2.00%		3.00%		15.00%
Revenue [Member] | Customer Concentration Risk [Member] | Customer C [Member] | Altrazeal [Member]
Revenue, Major Customer [Line Items]
Sales from major customer, percentage	21.00%		[1]		[1]		[1]
Revenue [Member] | Customer Concentration Risk [Member] | Customer D [Member] | Altrazeal [Member]
Revenue, Major Customer [Line Items]
Sales from major customer, percentage	14.00%		[1]		[1]		[1]

[1]	Sales from this customer were less than 10% of total sales for the period reported.